Quarterly Report
June 30, 2022
State Street Institutional Investment Trust
State Street Diversified Income Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street Diversified Income Fund	1
Notes to Schedule of Investments (Unaudited)	12
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 54.0%
ADVERTISING — 0.2%
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	$50,000	$42,222
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
5.04%, 5/1/2027	75,000	74,089
5.71%, 5/1/2040	50,000	46,712
Bombardier, Inc. 7.50%, 3/15/2025 (a)	43,000	38,869
Howmet Aerospace, Inc. 3.00%, 1/15/2029	50,000	41,409
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	50,000	46,724
TransDigm, Inc. 4.63%, 1/15/2029	50,000	40,254
		288,057
AGRICULTURE — 0.7%
Altria Group, Inc. 3.40%, 2/4/2041	50,000	33,224
BAT Capital Corp. 3.73%, 9/25/2040	50,000	35,186
BAT International Finance PLC 1.67%, 3/25/2026	50,000	44,347
Darling Ingredients, Inc. 6.00%, 6/15/2030 (a)	20,000	19,949
		132,706
AIRLINES — 0.9%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	50,000	46,066
5.75%, 4/20/2029 (a)	50,000	42,690
Delta Air Lines, Inc. 2.90%, 10/28/2024	50,000	46,325
United Airlines, Inc. 4.38%, 4/15/2026 (a)	50,000	44,346
		179,427
AUTO MANUFACTURERS — 1.5%
Ford Motor Co. 3.25%, 2/12/2032	100,000	74,748
Ford Motor Credit Co. LLC 2.70%, 8/10/2026	100,000	85,255
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	50,000	43,947
2.70%, 6/10/2031	50,000	39,534
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)	50,000	48,917
		292,401
Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.2%
Goodyear Tire & Rubber Co. 5.00%, 7/15/2029	$50,000	$41,675
BANKS — 4.0%
Bank of America Corp. 5 Year CMT + 1.20%, 2.48%, 9/21/2036 (b)	100,000	77,765
Barclays PLC 5 Year CMT + 2.90%, 3.56%, 9/23/2035 (b)	100,000	79,400
Citigroup, Inc. 4.40%, 6/10/2025	100,000	99,935
Deutsche Bank AG:
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	50,000	48,437
SOFR + 2.76%, 3.73%, 1/14/2032 (b)	50,000	37,512
First-Citizens Bank & Trust Co. 3 Month SOFR + 3.83%, 3.93%, 6/19/2024 (b)	50,000	49,691
Freedom Mortgage Corp. 6.63%, 1/15/2027 (a)	50,000	37,130
Goldman Sachs Group, Inc. 6.75%, 10/1/2037	50,000	55,389
HSBC Holdings PLC 6.50%, 9/15/2037	50,000	53,523
Intesa Sanpaolo SpA 1 year CMT + 2.60%, 4.20%, 6/1/2032 (a) (b)	50,000	36,885
Morgan Stanley SOFR + 1.36%, 2.48%, 9/16/2036 (b)	50,000	38,447
Natwest Group PLC:
3.88%, 9/12/2023	50,000	49,873
5 Year CMT + 2.35%, 3.03%, 11/28/2035 (b)	50,000	40,281
UniCredit SpA 5 Year CMT + 4.75%, 5.46%, 6/30/2035 (a) (b)	50,000	40,501
Westpac Banking Corp. 5 Year CMT + 1.35%, 2.89%, 2/4/2030 (b)	50,000	47,384
		792,153
BEVERAGES — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036	100,000	95,992
Constellation Brands, Inc. 2.25%, 8/1/2031	50,000	40,530
Keurig Dr Pepper, Inc. 3.95%, 4/15/2029	100,000	95,475
		231,997
BUILDING MATERIALS — 0.4%
Carrier Global Corp. 2.72%, 2/15/2030	50,000	43,214

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Standard Industries, Inc. 3.38%, 1/15/2031 (a)	$50,000	$36,703
		79,917
CHEMICALS — 1.3%
Chemours Co. 4.63%, 11/15/2029 (a)	50,000	39,359
Dow Chemical Co. 3.60%, 11/15/2050	50,000	38,171
DuPont de Nemours, Inc. 5.32%, 11/15/2038	50,000	49,471
LYB International Finance III LLC 3.63%, 4/1/2051	50,000	36,971
Methanex Corp. 5.13%, 10/15/2027	50,000	44,482
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	50,000	43,503
		251,957
COMMERCIAL SERVICES — 1.9%
ADT Security Corp. 4.13%, 8/1/2029 (a)	50,000	41,055
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l 4.63%, 6/1/2028 (a)	50,000	41,373
Block, Inc. 2.75%, 6/1/2026 (a)	50,000	44,441
Gartner, Inc. 3.63%, 6/15/2029 (a)	50,000	43,116
MPH Acquisition Holdings LLC 5.50%, 9/1/2028 (a)	50,000	44,553
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 7/15/2029 (a)	50,000	45,271
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (a)	50,000	41,555
Service Corp. International 3.38%, 8/15/2030	50,000	41,250
United Rentals North America, Inc. 3.75%, 1/15/2032	50,000	41,115
		383,729
COMPUTERS — 0.7%
Dell International LLC/EMC Corp. 5.30%, 10/1/2029	50,000	49,313
NCR Corp. 5.13%, 4/15/2029 (a)	50,000	42,391
Seagate HDD Cayman 3.13%, 7/15/2029	50,000	39,462
		131,166
COSMETICS/PERSONAL CARE — 0.2%
Coty, Inc. 5.00%, 4/15/2026 (a)	50,000	45,892
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.65%, 10/29/2024	$50,000	$46,223
Air Lease Corp. 1.88%, 8/15/2026	50,000	43,281
Capital One Financial Corp. SOFR + 0.86%, 1.88%, 11/2/2027 (b)	50,000	43,794
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (a)	50,000	38,228
Navient Corp. 5.50%, 3/15/2029	50,000	38,968
NFP Corp. 4.88%, 8/15/2028 (a)	50,000	42,864
Nomura Holdings, Inc. 2.61%, 7/14/2031	50,000	39,792
OneMain Finance Corp. 3.50%, 1/15/2027	50,000	39,960
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.88%, 10/15/2026 (a)	50,000	41,441
		374,551
ELECTRIC — 1.6%
Calpine Corp. 5.13%, 3/15/2028 (a)	50,000	44,341
Dominion Energy, Inc. Series C, 2.25%, 8/15/2031	50,000	41,170
Duke Energy Corp. 2.55%, 6/15/2031	50,000	41,569
FirstEnergy Corp. Series B, 4.40%, 7/15/2027	75,000	70,109
NRG Energy, Inc. 3.88%, 2/15/2032 (a)	50,000	39,695
Pacific Gas & Electric Co. 2.50%, 2/1/2031	50,000	38,430
Vistra Operations Co. LLC 4.38%, 5/1/2029 (a)	50,000	42,002
		317,316
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	50,000	49,884
ELECTRONICS — 0.2%
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	50,000	40,131
ENTERTAINMENT — 0.5%
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	50,000	48,190
Live Nation Entertainment, Inc. 3.75%, 1/15/2028 (a)	50,000	43,288
		91,478

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.2%
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	$50,000	$41,545
FOOD — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 3.50%, 3/15/2029 (a)	50,000	40,444
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	50,000	43,499
Performance Food Group, Inc. 4.25%, 8/1/2029 (a)	50,000	41,768
Post Holdings, Inc. 4.50%, 9/15/2031 (a)	50,000	41,051
US Foods, Inc. 6.25%, 4/15/2025 (a)	50,000	49,855
		216,617
FOOD SERVICE — 0.2%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	50,000	45,703
FOREST PRODUCTS & PAPER — 0.2%
Suzano Austria GmbH Series DM3N, 3.13%, 1/15/2032	50,000	37,719
GAS — 0.2%
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	50,000	39,435
HEALTH CARE PRODUCTS — 0.4%
Avantor Funding, Inc. 3.88%, 11/1/2029 (a)	50,000	43,745
Medline Borrower LP 3.88%, 4/1/2029 (a)	50,000	42,624
		86,369
HEALTH CARE SERVICES — 2.1%
Centene Corp. 2.50%, 3/1/2031	75,000	59,875
CHS/Community Health Systems, Inc. 4.75%, 2/15/2031 (a)	75,000	55,171
DaVita, Inc. 3.75%, 2/15/2031 (a)	50,000	35,848
Encompass Health Corp. 4.63%, 4/1/2031	50,000	40,510
HCA, Inc. 2.38%, 7/15/2031	50,000	38,586
IQVIA, Inc. 5.00%, 5/15/2027 (a)	50,000	47,306
Legacy LifePoint Health LLC 6.75%, 4/15/2025 (a)	50,000	48,337
Tenet Healthcare Corp.:
4.38%, 1/15/2030 (a)	50,000	42,479
6.25%, 2/1/2027 (a)	50,000	46,212
		414,324
Security Description	Principal Amount	Value
HOUSEWARES — 0.2%
Newell Brands, Inc. 4.45%, 4/1/2026	$50,000	$47,604
INSURANCE — 0.4%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 2/15/2029 (a)	50,000	40,500
HUB International, Ltd. 5.63%, 12/1/2029 (a)	50,000	41,893
		82,393
INTERNET — 0.2%
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	50,000	48,439
INVESTMENT COMPANY SECURITY — 0.4%
Blackstone Secured Lending Fund 2.85%, 9/30/2028	50,000	40,099
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 4.75%, 9/15/2024	50,000	46,889
		86,988
IRON/STEEL — 0.5%
Cleveland-Cliffs, Inc. 6.75%, 3/15/2026 (a)	50,000	49,621
Vale Overseas, Ltd. 3.75%, 7/8/2030	50,000	43,744
		93,365
LEISURE TIME — 0.9%
Carnival Corp. 5.75%, 3/1/2027 (a)	75,000	54,179
NCL Corp., Ltd. 3.63%, 12/15/2024 (a)	50,000	42,022
Royal Caribbean Cruises, Ltd. 4.25%, 7/1/2026 (a)	50,000	35,511
Viking Cruises, Ltd. 6.25%, 5/15/2025 (a)	50,000	42,260
		173,972
LODGING — 1.2%
Hilton Domestic Operating Co., Inc. 3.63%, 2/15/2032 (a)	50,000	39,791
Melco Resorts Finance, Ltd. Series REGS, 4.88%, 6/6/2025	50,000	37,303
MGM China Holdings, Ltd. 5.38%, 5/15/2024 (a)	50,000	42,045
MGM Resorts International 4.75%, 10/15/2028	50,000	42,083
Travel & Leisure Co. 4.50%, 12/1/2029 (a)	50,000	39,602
Wynn Macau, Ltd. 5.13%, 12/15/2029 (a)	50,000	31,061
		231,885

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 1/15/2034 (a)	$100,000	$77,414
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 3/1/2042	50,000	34,809
3.85%, 4/1/2061	50,000	32,851
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	50,000	37,103
5.75%, 1/15/2030 (a)	50,000	36,376
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	50,000	42,657
DISH DBS Corp.:
5.75%, 12/1/2028 (a)	50,000	37,007
5.88%, 11/15/2024	50,000	42,396
Gray Television, Inc. 4.75%, 10/15/2030 (a)	50,000	39,140
iHeartCommunications, Inc. 4.75%, 1/15/2028 (a)	50,000	41,199
Paramount Global 4.95%, 1/15/2031	50,000	47,614
Sirius XM Radio, Inc. 3.13%, 9/1/2026 (a)	50,000	44,702
Univision Communications, Inc. 5.13%, 2/15/2025 (a)	50,000	47,162
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	50,000	39,624
Ziggo B.V. 4.88%, 1/15/2030 (a)	50,000	42,384
		642,438
METAL FABRICATE & HARDWARE — 0.3%
Advanced Drainage System Co. 6.38%, 6/15/2030 (a)	62,000	60,586
MINING — 1.0%
Corp. Nacional del Cobre de Chile 3.70%, 1/30/2050 (a)	100,000	74,623
FMG Resources August 2006 Pty, Ltd. 4.38%, 4/1/2031 (a)	50,000	41,132
Novelis Corp. 3.88%, 8/15/2031 (a)	50,000	38,514
Southern Copper Corp. 5.88%, 4/23/2045	50,000	51,826
		206,095
MISCELLANEOUS MANUFACTURER — 0.2%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	50,000	46,797
Security Description	Principal Amount	Value
OIL & GAS — 2.4%
KazMunayGas National Co. JSC 3.50%, 4/14/2033	$200,000	$144,388
Murphy Oil Corp. 6.13%, 12/1/2042	50,000	38,089
Parkland Corp. 4.50%, 10/1/2029 (a)	50,000	40,727
Petroleos Mexicanos:
6.50%, 3/13/2027	100,000	86,808
6.75%, 9/21/2047	50,000	30,938
Range Resources Corp. 4.88%, 5/15/2025	50,000	48,819
Southwestern Energy Co. 5.38%, 3/15/2030	50,000	46,004
Sunoco L.P./Sunoco Finance Corp. 4.50%, 5/15/2029	50,000	41,211
		476,984
PACKAGING & CONTAINERS — 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (a)	50,000	35,069
Ball Corp. 2.88%, 8/15/2030	50,000	40,401
Graphic Packaging International LLC 3.75%, 2/1/2030 (a)	50,000	42,524
LABL, Inc. 6.75%, 7/15/2026 (a)	50,000	44,915
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	50,000	47,759
OI European Group B.V. 4.75%, 2/15/2030 (a)	50,000	42,320
		252,988
PHARMACEUTICALS — 2.6%
AbbVie, Inc. 4.55%, 3/15/2035	100,000	97,415
Bausch Health Cos., Inc. 7.00%, 1/15/2028 (a)	100,000	57,250
CVS Health Corp. 4.78%, 3/25/2038	75,000	70,990
EMBECTA Corp. 6.75%, 2/15/2030 (a)	100,000	90,370
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 5.88%, 10/15/2024 (a)	50,000	38,128
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028 (a)	50,000	44,247
Perrigo Finance Unlimited Co. 4.40%, 6/15/2030	50,000	44,720
Takeda Pharmaceutical Co., Ltd. 2.05%, 3/31/2030	50,000	41,819

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Viatris, Inc. 2.70%, 6/22/2030	$50,000	$40,182
		525,121
PIPELINES — 4.8%
Buckeye Partners L.P. 4.50%, 3/1/2028 (a)	50,000	42,307
Cheniere Energy Partners L.P. 3.25%, 1/31/2032 (a)	50,000	39,413
DCP Midstream Operating L.P. 5.38%, 7/15/2025	50,000	48,850
Enbridge, Inc. 2.50%, 8/1/2033	50,000	40,435
Energy Transfer L.P.:
4.25%, 3/15/2023	50,000	49,944
5.00%, 5/15/2050	50,000	42,539
EnLink Midstream Partners L.P. 4.40%, 4/1/2024	50,000	48,848
Enterprise Products Operating LLC 3.20%, 2/15/2052	50,000	35,864
EQM Midstream Partners L.P. 4.75%, 1/15/2031 (a)	50,000	39,885
Genesis Energy L.P./Genesis Energy Finance Corp. 6.25%, 5/15/2026	50,000	44,360
Hess Midstream Operations L.P. 4.25%, 2/15/2030 (a)	50,000	42,361
Kinder Morgan, Inc.:
1.75%, 11/15/2026	50,000	44,348
3.60%, 2/15/2051	50,000	36,716
MPLX L.P. 1.75%, 3/1/2026	50,000	45,110
New Fortress Energy, Inc. 6.75%, 9/15/2025 (a)	50,000	47,257
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	50,000	44,997
ONEOK, Inc. 5.20%, 7/15/2048	50,000	44,328
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp. 6.00%, 12/31/2030 (a)	50,000	41,836
TransCanada PipeLines, Ltd. 2.50%, 10/12/2031	50,000	41,543
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	50,000	43,836
Western Midstream Operating L.P. 3.60%, 2/1/2025	50,000	46,247
Williams Cos., Inc. 2.60%, 3/15/2031	50,000	41,897
		952,921
Security Description	Principal Amount	Value
REAL ESTATE — 0.2%
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (a)	$50,000	$38,208
REAL ESTATE INVESTMENT TRUSTS — 2.1%
American Tower Corp. 3.38%, 10/15/2026	50,000	47,278
Boston Properties L.P. 2.45%, 10/1/2033	50,000	38,283
Crown Castle International Corp. 2.10%, 4/1/2031	50,000	39,693
Diversified Healthcare Trust 4.38%, 3/1/2031	50,000	34,029
Equinix, Inc. 2.15%, 7/15/2030	50,000	40,602
Iron Mountain, Inc. REIT, 4.50%, 2/15/2031 (a)	50,000	40,951
Kimco Realty Corp. 3.70%, 10/1/2049	50,000	38,826
Omega Healthcare Investors, Inc. 3.25%, 4/15/2033	50,000	37,732
Service Properties Trust 4.35%, 10/1/2024	50,000	40,615
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.88%, 2/15/2025 (a)	50,000	48,248
		406,257
RETAIL — 1.9%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030 (a)	50,000	40,134
Carvana Co. 4.88%, 9/1/2029 (a)	50,000	28,588
Lowe's Cos., Inc. 1.70%, 10/15/2030	50,000	40,158
McDonald's Corp. Series MTN, 4.88%, 12/9/2045	50,000	49,050
Nordstrom, Inc. 2.30%, 4/8/2024	50,000	47,323
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 2/15/2028 (a)	50,000	43,202
QVC, Inc. 4.38%, 9/1/2028	50,000	36,774
Staples, Inc. 7.50%, 4/15/2026 (a)	50,000	41,462
Yum! Brands, Inc. 3.63%, 3/15/2031	50,000	42,319
		369,010
SEMICONDUCTORS — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	50,000	48,200

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Broadcom, Inc. 3.19%, 11/15/2036 (a)	$50,000	$37,980
		86,180
SOFTWARE — 1.4%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	50,000	42,035
Fiserv, Inc. 3.50%, 7/1/2029	50,000	45,606
Open Text Corp. 3.88%, 2/15/2028 (a)	50,000	44,416
Oracle Corp.:
3.80%, 11/15/2037	50,000	38,903
3.85%, 4/1/2060	50,000	34,498
Take-Two Interactive Software, Inc. 3.55%, 4/14/2025	40,000	39,343
VMware, Inc. 2.20%, 8/15/2031	50,000	39,330
		284,131
TELECOMMUNICATIONS — 4.2%
Altice France SA 5.50%, 1/15/2028 (a)	50,000	39,747
AT&T, Inc.:
2.55%, 12/1/2033	100,000	81,102
3.55%, 9/15/2055	100,000	74,941
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	50,000	43,250
Frontier Communications Holdings LLC 5.00%, 5/1/2028 (a)	50,000	42,727
Level 3 Financing, Inc. 4.25%, 7/1/2028 (a)	50,000	40,065
Lumen Technologies, Inc. 5.38%, 6/15/2029 (a)	50,000	39,665
Sprint Corp. 7.88%, 9/15/2023	75,000	77,464
Telecom Italia SpA 5.30%, 5/30/2024 (a)	50,000	48,064
T-Mobile USA, Inc.:
2.25%, 2/15/2026	50,000	45,039
2.55%, 2/15/2031	100,000	84,125
VEON Holdings B.V. 3.38%, 11/25/2027 (a)	50,000	26,434
Verizon Communications, Inc.:
2.65%, 11/20/2040	100,000	73,333
3.00%, 11/20/2060	50,000	34,049
Vodafone Group PLC:
4.38%, 5/30/2028	50,000	49,716
5 Year CMT + 2.77%, 4.13%, 6/4/2081 (b)	50,000	37,519
		837,240
TRANSPORTATION — 0.2%
FedEx Corp. 3.25%, 5/15/2041	50,000	39,114
Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.2%
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	$50,000	$41,391
WATER — 0.2%
American Water Capital Corp. 3.25%, 6/1/2051	50,000	38,916
TOTAL CORPORATE BONDS & NOTES (Cost $13,002,900)		10,717,394
ASSET-BACKED SECURITIES — 2.5%
AUTOMOBILE — 1.8%
Carmax Auto Owner Trust Series 2019-3, Class B, 2.50%, 4/15/2025	200,000	196,838
Foursight Capital Automobile Receivables Trust Series 2021-1, Class C, 1.02%, 9/15/2026 (a)	160,000	155,621
		352,459
CREDIT CARD — 0.7%
Citibank Credit Card Issuance Trust Series 2017-A6, Class A6, 1 month USD LIBOR + 0.77%, 2.05%, 5/14/2029 (b)	150,000	148,418
TOTAL ASSET-BACKED SECURITIES (Cost $514,838)		500,877
FOREIGN GOVERNMENT OBLIGATIONS — 17.3%
ANGOLA — 0.4%
Angolan Government International Bond Series 144A, 8.00%, 11/26/2029 (a)	100,000	79,329
ARGENTINA — 0.2%
Argentine Republic Government International Bond 1.13%, 7/9/2035 (b) (c)	200,000	44,164
BAHRAIN — 0.8%
Bahrain Government International Bond Series 144A, 5.63%, 5/18/2034 (a)	200,000	164,028
BOLIVIA — 0.2%
Bolivian Government International Bond Series REGS, 4.50%, 3/20/2028	50,000	38,697

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
BRAZIL — 1.0%
Brazilian Government International Bond:
3.75%, 09/12/2031	$200,000	$163,418
4.75%, 01/14/2050	50,000	33,947
		197,365
COLOMBIA — 0.7%
Colombia Government International Bond 3.25%, 4/22/2032	200,000	144,992
COSTA RICA — 0.5%
Costa Rica Government International Bond Series REGS, 6.13%, 2/19/2031	100,000	93,378
DOMINICAN REPUBLIC — 0.5%
Dominican Republic International Bond Series REGS, 5.30%, 1/21/2041	150,000	104,133
ECUADOR — 0.4%
Ecuador Government International Bond Series REGS, 1.00%, 7/31/2035 (b) (c)	150,000	74,671
EGYPT — 0.6%
Egypt Government International Bond Series 144A, 5.88%, 2/16/2031 (a)	200,000	124,014
EL SALVADOR — 0.1%
El Salvador Government International Bond Series REGS, 5.88%, 1/30/2025	50,000	18,500
GHANA — 0.6%
Ghana Government International Bond Series REGS, Zero Coupon, 4/7/2025	200,000	112,346
GUATEMALA — 0.2%
Guatemala Government Bond Series 144A, 3.70%, 10/7/2033 (a)	50,000	38,726
HUNGARY — 1.3%
Hungary Government International Bond:
7.63%, 03/29/2041	50,000	57,701
Series 144A, 5.25%, 06/16/2029 (a)	200,000	200,194
		257,895
Security Description	Principal Amount	Value
INDIA — 0.4%
Export-Import Bank of India Series REGS, 2.25%, 1/13/2031	$100,000	$78,932
JAMAICA — 0.3%
Jamaica Government International Bond 6.75%, 4/28/2028	50,000	51,797
JORDAN — 0.4%
Jordan Government International Bond Series 144A, 5.85%, 7/7/2030 (a)	100,000	79,257
KENYA — 0.3%
Republic of Kenya Government International Bond Series 144A, 6.30%, 1/23/2034 (a)	100,000	62,486
LEBANON — 0.0% (d)
Lebanon Government International Bond Series EMTN, 6.10%, 10/4/2022 (e)	100,000	6,619
MEXICO — 0.6%
Mexico Government International Bond:
3.50%, 02/12/2034	50,000	41,315
5.00%, 04/27/2051	100,000	82,754
		124,069
MONGOLIA — 0.2%
Mongolia Government International Bond Series REGS, 3.50%, 7/7/2027	50,000	40,643
MOROCCO — 0.4%
Morocco Government International Bond Series 144A, 3.00%, 12/15/2032 (a)	100,000	68,945
NIGERIA — 0.7%
Nigeria Government International Bond Series REGS, 6.13%, 9/28/2028	200,000	141,428
OMAN — 1.0%
Oman Government International Bond Series REGS, 4.75%, 6/15/2026	200,000	190,250
PAKISTAN — 0.3%
Pakistan Government International Bond Series 144A, 6.00%, 4/8/2026 (a)	100,000	68,591

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
PANAMA — 0.7%
Panama Government International Bond:
3.87%, 07/23/2060	$50,000	$35,528
6.70%, 01/26/2036	100,000	108,022
		143,550
PARAGUAY — 0.4%
Paraguay Government International Bond Series 144A, 5.40%, 3/30/2050 (a)	100,000	77,411
ROMANIA — 1.1%
Romanian Government International Bond:
Series 144A, 3.00%, 02/27/2027 (a)	200,000	176,696
Series REGS, 4.00%, 02/14/2051	50,000	32,510
		209,206
SOUTH AFRICA — 0.7%
Republic of South Africa Government International Bond 5.75%, 9/30/2049	200,000	136,614
SRI LANKA — 0.3%
Sri Lanka Government International Bond Series REGS, 7.55%, 3/28/2030	200,000	64,070
TRINIDAD AND TOBAGO — 0.2%
Trinidad & Tobago Government International Bond Series REGS, 4.50%, 8/4/2026	50,000	47,335
TURKEY — 1.2%
Turkey Government International Bond:
4.25%, 03/13/2025	200,000	171,900
4.88%, 04/16/2043	50,000	29,429
5.13%, 02/17/2028	50,000	38,121
		239,450
UKRAINE — 0.2%
Ukraine Government International Bond Series REGS, 7.75%, 9/1/2023	100,000	32,435
Security Description	Principal Amount	Value
UZBEKISTAN — 0.4%
Republic of Uzbekistan International Bond Series 144A, 3.90%, 10/19/2031 (a)	$100,000	$71,200
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,322,260)		3,426,526
U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.3%
Federal National Mortgage Association:
5.50%, 7/14/2052	75,000	77,826
TBA, 2.00%, 7/15/2037 (f)	300,000	279,907
TBA, 2.00%, 7/1/2052 (f)	475,000	412,041
TBA, 2.50%, 7/15/2037 (f)	250,000	238,796
TBA, 2.50%, 7/1/2052 (f)	325,000	292,117
TBA, 3.00%, 7/15/2052 (f)	325,000	302,543
TBA, 3.50%, 7/15/2052 (f)	200,000	192,315
TBA, 4.00%, 7/1/2052 (f)	300,000	295,770
TBA, 4.50%, 7/15/2052 (f)	325,000	326,202
TBA, 5.00%, 7/1/2052 (f)	325,000	331,705
Government National Mortgage Association:
TBA, 2.00%, 7/1/2052 (f)	100,000	88,696
TBA, 2.50%, 7/21/2052 (f)	100,000	91,414
TBA, 3.00%, 7/21/2052 (f)	125,000	117,771
TBA, 3.50%, 7/1/2052 (f)	90,000	87,435
TBA, 4.00%, 7/21/2052 (f)	150,000	149,320
TBA, 4.50%, 7/1/2052 (f)	150,000	152,196
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,401,669)		3,436,054
COMMERCIAL MORTGAGE BACKED SECURITIES — 2.0%
BANK Series 2021-BN33, Class A5, 2.56%, 5/15/2064	75,000	65,746
Benchmark Mortgage Trust Series 2021-B31, Class A5, 2.67%, 12/15/2054	100,000	87,489
GS Mortgage Securities Trust Series 2018-GS9, Class AS, 4.14%, 3/10/2051 (b)	99,000	95,306
JPMBB Commercial Mortgage Securities Trust Series 2013-C12, Class AS, 4.17%, 7/15/2045 (b)	60,000	59,450

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust Series 2016-UB12, Class A3, 3.34%, 12/15/2049	$98,350	$95,176
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $455,758)		403,167
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 9.8%
DOMESTIC EQUITY — 2.0%
SPDR ICE Preferred Securities ETF (g)	10,850	388,973
DOMESTIC FIXED INCOME — 5.8%
SPDR Blackstone Senior Loan ETF (g)	14,000	582,960
SPDR Bloomberg Convertible Securities ETF (g)	8,850	571,356
		1,154,316
INTERNATIONAL FIXED INCOME — 2.0%
SPDR Bloomberg Emerging Markets Local Bond ETF (g)	19,100	390,595
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,287,690)		1,933,884
	Shares
SHORT-TERM INVESTMENT — 12.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (h) (i) (Cost $2,559,678)	2,559,678	2,559,678
TOTAL INVESTMENTS — 115.8% (Cost $26,544,793)		22,977,580
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.8)%		(3,133,226)
NET ASSETS — 100.0%		$19,844,354

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 31.1% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2022. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Security, or a portion of the security has been designated as collateral for TBA securities.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2022.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
June 30, 2022 (Unaudited)

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Note Futures (long)	1	09/21/2022	$115,406	$118,531	$3,125
5 Yr. U.S. Treasury Note Futures (long)	5	09/30/2022	564,938	561,250	(3,688)
Ultra U.S. Treasury Bond Futures (long)	6	09/21/2022	945,562	926,063	(19,499)
Ultra 10 Yr. U.S. Treasury Futures (short)	(15)	09/21/2022	(1,936,289)	(1,910,625)	25,664
U.S. Treasury Bond Futures (long)	2	09/21/2022	271,500	277,250	5,750
					$11,352

Centrally-Cleared Credit Default Swap Contracts
Reference Entity	Counterparty	Notional Amount (000s Omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America	Morgan Stanley Bank, N.A.	750	1.00%/ Quarterly	06/20/27	(75,092)	(56,350)	(18,742)
Markit CDX North America	Morgan Stanley Bank, N.A.	250	1.00%/ Quarterly	06/20/27	(144)	349	(493)
							$(19,235)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$10,717,394	$—	$10,717,394
Asset-Backed Securities	—	500,877	—	500,877
Foreign Government Obligations	—	3,426,526	—	3,426,526
U.S. Government Agency Obligations	—	3,436,054	—	3,436,054
Commercial Mortgage Backed Securities	—	403,167	—	403,167
Mutual Funds and Exchange Traded Products	1,933,884	—	—	1,933,884
Short-Term Investment	2,559,678	—	—	2,559,678
TOTAL INVESTMENTS	$4,493,562	$18,484,018	$—	$22,977,580
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$31,414	$—	$—	$31,414
TOTAL OTHER FINANCIAL INSTRUMENTS:	$31,414	$—	$—	$31,414
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,524,976	$18,484,018	$—	$23,008,994

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
June 30, 2022 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Credit Default Swaps	$—	$(19,235)	$—	$(19,235)
Futures Contracts(a)	(20,062)	—	—	(20,062)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(20,062)	$(19,235)	$—	$(39,297)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/22/2021*	Value at 12/22/2021*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
SPDR Blackstone Senior Loan ETF	—	$—	$696,620	$58,553	$(762)	$(54,345)	14,000	$582,960	$12,343
SPDR Bloomberg Convertible Securities ETF	—	—	737,476	10,333	(2,040)	(153,747)	8,850	571,356	4,014
SPDR Bloomberg Emerging Markets Local Bond ETF	—	—	487,009	19,138	(2,798)	(74,478)	19,100	390,595	6,734
SPDR ICE Preferred Securities ETF	—	—	487,812	23,927	(3,676)	(71,236)	10,850	388,973	10,287
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	26,278,093	23,718,415	—	—	2,559,678	2,559,678	5,787
Total		$—	$28,687,010	$23,830,366	$(9,276)	$(353,806)		$4,493,562	$39,165
*	Commencement of operations.

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in the Fund’s Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2022, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Credit Default Swaps
During the period ended June 30, 2022, State Street Diversified Income Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022, are disclosed in the Schedule of Investments.